Close-down, restoration and environmental provisions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [abstract]
Summary of provisions including post-retirement benefits

	Note	2025 US$m	2024 US$m
At 1 January		15,731	17,150
Adjustment on currency translation		907	(1,128)
Adjustments to mining properties/right-of-use assets:	13
–increases to existing and new provisions		811	851
–change in discount rate		–	(787)
Charged/(credited) to profit:
–increases to existing and new provisions		518	435
–change in discount rate		–	(235)
–unused amounts reversed		(126)	(88)
–exchange (gains)/losses on provisions		(48)	26
–amortisation of discount		768	843
Utilised in year		(1,049)	(1,142)
Newly consolidated operations(a)		319	61
Transfers and other movements		—	(255)
At 31 December(b)		17,831	15,731
Balance sheet analysis:
Current		1,128	1,183
Non-current		16,703	14,548
Total		17,831	15,731
(a)In 2025, this relates to our acquisition of Arcadium Lithium plc. Refer to note 5 for details. In 2024, this relates to our acquisition of an additional 20.64% interest in NZAS.
(b)Close-down, restoration and environmental provisions at 31 December 2025 have not been adjusted for closure-related receivables amounting to US$394 million (2024: US$350 million)
due from the ERA trust fund and other financial assets held for the purposes of meeting closure obligations. These are included within “Receivables and other assets” on the balance sheet.
The impact of discounting on the provision is illustrated below:

	At 31 December 2025			At 31 December 2024
	Capitalised within “Property, plant and equipment” US$m	Charged/(credited) to the income statement US$m	Total increase/ (decrease) in provision US$m	Capitalised within “Property, plant and equipment” US$m	Charged/(credited) to the income statement US$m	Total increase/ (decrease) in provision US$m
Discount rate decreased to 1.0%	3,700	400	4,100	3,300	400	3,700
Discount rate increased to 3.0%	(1,000)	(100)	(1,100)	(900)	(100)	(1,000)

	2025 US$m	2024 US$m
Opening balance at 1 January	1,107	1,371
Adjustment on currency translation	54	(69)
Adjustments to mining properties/right-of-use assets:
– increases to existing and new provisions	24	17
– change in discount rate	–	(2)
Charged/(credited) to profit:
– increases to existing and new provisions	418	184
– change in discount rate	–	(7)
– unused amounts reversed	(45)	(104)
– exchange gain on provisions	(6)	–
– amortisation of discount	10	14
Utilised in year	(402)	(94)
Newly consolidated operations(a)	375	—
Transfers and other movements	(59)	(203)
Closing balance at 31 December	1,476	1,107
Balance sheet analysis:
Current	1,103	792
Non-current	373	315
Total	1,476	1,107
(a)Newly consolidated operations relates to the acquisition of Arcadium Lithium plc. Refer to note 5 for details.

	2025			2024
Employment provisions	Pensions and post-retirement healthcare(a) US$m	Other employee entitlements(b) US$m	Total US$m	Total US$m
At 1 January	1,063	393	1,456	1,558
Adjustment on currency translation	37	31	68	(83)
Charged/(credited) to profit:
–increases to existing and new provisions	96	213	309	199
–unused amounts reversed	–	(22)	(22)	(12)
Utilised in year	(75)	(108)	(183)	(133)
Remeasurement gains recognised in other comprehensive income	(65)	–	(65)	(94)
Newly consolidated operations(c)	–	23	23	–
Transfers and other movements	–	29	29	21
At 31 December	1,056	559	1,615	1,456
Balance sheet analysis:
Current	66	407	473	359
Non-current	990	152	1,142	1,097
Total employment provisions	1,056	559	1,615	1,456
(a)The main assumptions used to determine the provision for pensions and post-retirement healthcare, and other information, including the expected level of future funding payments in respect of those arrangements, are given in note 29.
(b)The provision for other employee entitlements includes a provision for long-service leave of US$376 million (2024: US$313 million), based on the relevant entitlements in certain Group operations, and includes US$82 million (2024: US$24 million) of provision for redundancy and severance payments.
(c)Newly consolidated operations relates to the acquisition of Arcadium Lithium plc. Refer to note 5 for details.

Summary of close-down, restoration and environmental provisions	Analysis of close-down, restoration and environmental provisions

	2025 US$m	2024 US$m
Undiscounted close-down, restoration and environmental obligations	25,900	23,038
Impact of discounting	(8,069)	(7,307)
Present value of close-down, restoration and environmental provisions	17,831	15,731
Attributable to:
Operating sites	13,710	11,715
Non-operating sites	4,121	4,016
Total close-down, restoration and environmental provisions	17,831	15,731

Closure cost composition as at 31 December	2025 US$m	2024 US$m
Decommissioning, decontamination and demolition	3,675	3,065
Closure and rehabilitation earthworks(a)	5,330	4,628
Long-term water management costs(b)	1,440	1,316
Post-closure monitoring and maintenance	1,668	1,581
Indirect costs, owners’ costs and contingency(c)	5,718	5,141
Total	17,831	15,731
(a)A key component of earthworks rehabilitation involves re-landscaping the area disturbed by mining activities utilising largely diesel-powered heavy mobile equipment. In developing low-
carbon solutions for our mobile fleet, this may include electrification of the vehicles during the mine life. The forecast cash flows for the heavy mobile equipment in the closure cost estimate are based on existing fuel sources. The cost incurred during closure could reduce if these activities are powered by renewable energy.
(b)Long-term water management relates to the post-closure treatment of water due to acid rock drainage and other environmental commitments and is an area of research and development focus for our Closure team. The cost of this water processing can continue for many years after the bulk earthworks and demolition activities have completed and are therefore exposed to long-term climate change. This could materially affect rates of precipitation and therefore change the volume of water requiring processing. It is not currently possible to forecast accurately the impact this could have on the closure provision as some of our locations could experience drier conditions whereas others could experience greater rainfall. A further consideration relates to the alternative commercial use for the processed water, which could support ultimate transfer of these costs to a third party.
(c)Indirect costs, owners' costs and contingency include adjustments to the underlying cash flows to align the closure provision with a central-case estimate. This excludes allowances for quantitative estimation uncertainties, which are allocated to the underlying cost driver and presented within the respective cost categories above.

Geographic composition as at 31 December	2025 US$m	2024 US$m
Australia	10,056	8,546
US	4,581	4,419
Canada	1,558	1,517
Other countries	1,636	1,249
Total	17,831	15,731
The geographic composition of the closure provision shows that our closure obligations are largely in countries with established levels of regulation in respect of mine and site closure.
14 Close-down, restoration and environmental provisions continued
Projected cash flows (undiscounted) for close-down, restoration and environmental provisions

	<1 year US$m	1-3 years US$m	3-5 years US$m	>5 years US$m	Total US$m
At 31 December 2025	1,128	2,821	2,138	19,813	25,900
At 31 December 2024	1,183	2,497	1,880	17,478	23,038